Document and Entity Information	9 Months Ended
	Sep. 30, 2011	Nov. 10, 2011
Document and Entity Information
Entity Registrant Name	TK Star Design, Inc.
Document Type	10-Q
Document Period End Date	Sep. 30, 2011
Amendment Flag	false
Entity Central Index Key	0001450015
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		43,485,700
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3